                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

         SUPPLEMENT DATED MARCH 8, 2010 TO PROSPECTUS DATED MAY 1, 2009

     Availability of Contracts and Revisions to Variable Investment Options

This Supplement provides information on:

     - the availability of GIFL ROLLOVER VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA") (the "Contracts").

     - the availability of two Variable Investment Options corresponding to Core Fundamental Holdings Trust and Core Global Diversification Trust of the John Hancock Trust (the "Trust"); and

     - the unavailability of two Variable Investment Options corresponding to the Trust's American Fundamental Holdings Trust and American Global Diversification Trust.

This Supplement is intended to supplement Contract prospectuses dated May 1, 2009 (the "Annuity Prospectus"). The Contracts are not offered in New York.

You should read this Supplement together with the December 16, 2009 Supplement and the Annuity Prospectus, and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus, please contact our Annuities Service Center at 1-800-344-1029 to request a free copy. You may also visit our website at www.jhannuities.com.

AVAILABILITY OF CONTRACTS TO GUARANTEED INCOME FOR LIFE SELECT 401(K)
PARTICIPANTS

Effective March 8, 2010, the Contracts are available to participants, including certain spousal beneficiaries, in a John Hancock USA 401(k) retirement plan, funded by a group annuity with a Guaranteed Income for Life or Guaranteed Income for Life Select feature, who wish to roll over distributions from their GIFL 401(k) Retirement Plan into an IRA or Roth IRA.

We revise references in the Annuity Prospectus to a "GIFL 401(k) Retirement Plan" to mean a retirement plan intended to qualify under Section 401(k) of the Code and funded, in whole or in part, by a John Hancock USA or a John Hancock New York group annuity contract with either a Guaranteed Income for Life rider or a Guaranteed Income for Life Select rider.

AVAILABILITY OF VARIABLE INVESTMENT OPTIONS AS OF MARCH 8, 2010

You may allocate Contract Values or additional Purchase Payments, to the extent permitted under a Contract, to two Variable Investment Options that are in addition to those listed on the front page of the Annuity Prospectus. If you invest in these additional Variable Investment Options, we will measure your Contract Value and Variable Annuity payments according to the investment performance of Subaccounts that invest in a corresponding Portfolio of the John Hancock Trust. We show the Portfolios' manager (i.e., subadviser) in bold above the names of these Portfolios:

                        MFC GLOBAL INVESTMENT MANAGEMENT
                                (U.S.A.) LIMITED
                         Core Fundamental Holdings Trust
                        Core Global Diversification Trust

We include information about Portfolio expenses of the Core Fundamental Holdings Trust and the Core Global Diversification Trust to supplement the section entitled "III. Fee Tables" as follows:


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

                                                                        ACQUIRED
                                               DISTRIBUTION            PORTFOLIO     TOTAL        CONTRACTUAL       NET
                                   MANAGEMENT   AND SERVICE   OTHER     FEES AND   OPERATING        EXPENSE      OPERATING
                                       FEE     (12B-1) FEES  EXPENSES   EXPENSES  EXPENSES(1)  REIMBURSEMENT(2)   EXPENSES
                                   ----------  ------------  --------  ---------  -----------  ----------------  ---------
PORTFOLIO/SERIES:
CORE FUNDAMENTAL HOLDINGS(3, 5)
   Series II                          0.05%        0.55%       0.05%       0.41%        1.06%         -0.05%           1.01%
CORE GLOBAL DIVERSIFICATION(3, 5)
   Series II                          0.05%        0.55%       0.05%       0.42%        1.07%         -0.05%           1.02%

(1) The "Total Operating Expenses" include fees and expenses incurred indirectly by a Portfolio as a result of its investment in other investment companies ("Acquired Portfolio Fees and Expenses"). The Total Operating Expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section of the Portfolio's prospectus, which does not include Acquired Portfolio Fees and Expenses. Acquired Portfolio Fees and Expenses are based on the estimated indirect net expenses associated with the Portfolio's investment in the underlying portfolios.

(2) Effective January 1, 2009, John Hancock Trust ("JHT" or the "Adviser") may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.

(3) For Portfolios and series of Portfolios that have not commenced operations or have an inception date of less than six months as of December 31, 2008, expenses are estimated.

.....

(5) The Adviser has contractually agreed to waive the advisory fee. This waiver will expire May 1, 2010 unless extended by the Adviser.

We revise disclosure in the subsection entitled "Funds-of-Funds" in the prospectus section entitled "IV. General Information about Us, the Separate Accounts and the Portfolios - The Portfolios" to include information on the Core Fundamental Holdings Trust and Core Global Diversification Trust as follows:

     Funds-of-Funds

     Each of the John Hancock Trust's American Diversified Growth & Income, Core Fundamental Holdings, Core Global Diversification, Franklin Templeton Founding Allocation, Lifestyle Balanced, Lifestyle Conservative, Lifestyle Growth and Lifestyle Moderate Trusts ("JHT Funds of Funds") is a "fund-of funds" that invest in other underlying Portfolios. Expenses for a fund-of-funds may be higher than that for other portfolios because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying Portfolios in which it invests. The prospectus for each of the JHT Funds of Funds contains a description of the underlying Portfolios for that Portfolio, including expenses and associated investment risks.

We revise disclosure in the subsection entitled "Portfolio Objectives and Strategies" in "IV. General Information about Us, the Separate Accounts and the Portfolios - The Portfolios" to include information on the Core Fundamental Holdings Trust and Core Global Diversification Trust as follows:

                               JOHN HANCOCK TRUST

    We show the Portfolio's manager (i.e., subadviser) in bold above the name of the Portfolio and we list the Portfolios alphabetically by subadviser.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED

   Core Fundamental Holdings Trust     Seeks long term growth of capital. To do
                                       this, the Portfolio invests a substantial
                                       portion of its assets in underlying
                                       Portfolios that are series of the
                                       American Funds Insurance Series. The
                                       Portfolio is a fund-of-funds and is
                                       authorized to invest in other underlying
                                       Portfolios and investment companies.

   Core Global Diversification Trust   Seeks long term growth of capital. To do
                                       this, the Portfolio invests a significant
                                       portion of its assets, directly or
                                       indirectly through underlying Portfolios,
                                       in securities that are located outside
                                       the U.S. The Portfolio is a fund-of-funds
                                       and is authorized to invest in other
                                       underlying Portfolios and investment
                                       companies.

UNAVAILABLE VARIABLE INVESTMENT OPTIONS AS OF MARCH 8, 2010

The two Variable Investment Options corresponding to the Trust's American Fundamental Holdings Trust and American Global Diversification Trust no longer will be available as Variable Investment Options on and after March 8, 2010. This means that you will not be able to allocate any Purchase Payments or transfer any Contract Value to these Variable Investment Options after March 5, 2010, and you should disregard all references to these Variable Investment Options in the Annuity Prospectus on and after that date.

You bear the investment risk of any Portfolio you choose as a Variable Investment Option for your Contract. FOR MORE INFORMATION ABOUT THESE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE THE PROSPECTUSES FOR THE APPLICABLE PORTFOLIOS. YOU CAN OBTAIN A COPY OF A PORTFOLIO'S PROSPECTUS, WITHOUT CHARGE, BY CONTACTING US AT THE ANNUITIES SERVICE CENTER AT 1-800-344-1029. YOU SHOULD READ THE PORTFOLIO'S PROSPECTUS CAREFULLY BEFORE INVESTING IN A CORRESPONDING VARIABLE INVESTMENT OPTION.

You should retain this Supplement for future reference.

                         SUPPLEMENT DATED MARCH 8, 2010

3/10   333-149421


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